EMPLOYEE BENEFIT PLANS, Severance Plan and Participation Agreements (Details)	12 Months Ended
Mar. 31, 2020 Tier
Severance Plan and Participation Agreements [Abstract]
Number of tiers of severance benefits	5
Percentage of specified officer's target bonus for the fiscal year	100.00%
Percentage of specified officer's target bonus for the prior fiscal year	100.00%
Tier 1
Severance Plan and Participation Agreements [Abstract]
Term of cash severance payments	24 months
Ratio for enhanced benefits	2.0
Percentage of target bonus above base salary	110.00%
Term of installments	24 months
Tier 2
Severance Plan and Participation Agreements [Abstract]
Term of cash severance payments	12 months
Ratio for enhanced benefits	1.5
Percentage of target bonus above base salary	65.00%
Term of installments	18 months
Tier 1 and Tier 2
Severance Plan and Participation Agreements [Abstract]
Term of COBRA coverage	18 months
Term of outplacement services	12 months
Tier 1, Tier 2 and Tier 3
Severance Plan and Participation Agreements [Abstract]
Covenant term of post-termination non-compete	12 months
Covenant term of post-termination non-solicitation/non-hire	24 months
Term of effective period for severance plan	3 years
Brian J. Allman
Severance Plan and Participation Agreements [Abstract]
Percentage of target bonus above base salary	75.00%
Maximum
Severance Plan and Participation Agreements [Abstract]
Period of change in control	2 years